IXIS Advisor Funds Trust I

                                                                November 4, 2005

Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:           IXIS Advisor Funds Trust I
              Post-Effective Amendment No. 63
              (File Nos.:  002-98326 and 811-04323)


Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the statement of additional information does not differ from that contained in the Post-Effective Amendment listed above that was filed electronically on October 31, 2005.

         If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2822.

                                            Very truly yours,

                                            /s/ Russell Kane
                                            Russell Kane
                                            Assistant Secretary